Earnings Per Share Attributable to Ordinary Equity Holders of the Parent (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings Per Share

Basic and diluted earnings per share for each of the periods presented are calculated as follows:

	For the year ended December 31,
	2021	2022	2023
Basic and diluted earnings per share:
Numerator:
Profit attributable to ordinary equity holders of the parent used in the basic earnings per share calculation (US$)-basic Class A	38,558	65,527	76,720

Profit attributable to ordinary equity holders of the parent used in the basic earnings per share calculation (US$)-basic Class B	102,487	76,206	57,716

Denominator:
Weighted average number of Class A ordinary shares outstanding—basic	62,327,851	138,490,789	206,965,601

Weighted average number of Class B ordinary shares outstanding—basic	165,665,944	160,959,872	155,698,533

Basic earnings per share (US$) Class A	0.62	0.47	0.37

Basic earnings per share (US$) Class B	0.62	0.47	0.37